Income tax expense	12 Months Ended
Dec. 31, 2021
Income tax expense
11. Income Tax Expense

11.  Income tax expense

The Company is a tax exempted company incorporated in the Cayman Islands. In addition, dividend payments by the Company are not subject to withholding taxes. No provision for Hong Kong Profits Tax has been made as the subsidiary incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2019, 2020 and 2021. Payments of dividends by Hong Kong companies are not subject to Hong Kong withholding tax. The subsidiaries incorporated in the PRC other than Hong Kong are governed by the Income Tax Law of the PRC concerning Foreign Investment and Foreign Enterprises and various local income tax laws. Dividends paid by our PRC operating subsidiaries may be subject to withholding taxes of 5%-10%. The Company does not have any deferred tax assets or liabilities as of December 31, 2019, 2020 and 2021.

The reconciliation between tax expense and accounting profit at applicable PRC tax rates of 25% is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income taxes	58,616	19,854	(128,072)
Computed expected income tax expense	14,654	4,963	(32,018)
Tax effect of non-deductible expenses	6,260	13,817	33,058
Tax effect of tax-exempt entities	716	804	604
Tax effect of non-taxable income	(21,630)	(19,584)	(1,644)
Income tax expense	-	-	-